PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
Supplement Dated June 21, 2018 to the following Statutory Prospectuses:
Principal Pivot Series Variable AnnuitySM
Dated May 1, 2018

Principal Investment Plus Variable AnnuitySM (for applications signed on or after August 1, 2013)
Dated May 1, 2018

Principal Investment Plus Variable AnnuitySM (for applications signed before August 1, 2013)
Dated May 1, 2018

Principal Flexible Variable Annuity
Dated May 1, 2018

This supplement updates information contained in the Statutory Prospectus for the variable annuity contracts referenced above. Please retain this supplement for future reference.
LIQUIDATION OF THE BLACKROCK ISHARES® ALTERNATIVE STRATEGIES V.I. FUND

The underlying mutual fund available as an investment option under the variable annuity contracts referenced above are liquidating on or about August 31, 2018.
The purpose of this supplement is to advise you of the liquidation of the underlying mutual fund that is an investment option under your contract.
Principal Life Insurance Company (“Principal”) has been informed by BlackRock Advisors, LLC, that the BlackRock iShares® Alternative Strategies V.I. Fund (the “Liquidating Fund”), a fund that is part of the BlackRock Variable Insurance Funds - Class III (the Liquidating Separate Account Division) was approved for liquidation by the Board of Directors effective on or about August 31, 2018 (the “Liquidation Date”). As such, no transfers into the Liquidating Fund will be allowed on or after August 17, 2018. The Liquidating Fund will no longer be available as an investment option on or after August 17, 2018, and any request for transfer into the Liquidating Fund received on or after August 17, 2018, or any remaining values you have in the Liquidating Fund will be transferred into the Fidelity VIP Government Money Market Fund, unless we receive a request from you to transfer your funds into different fund.

REVISIONS TO THE PROSPECTUS TABLE OF SEPARATE ACCOUNT DIVISION

On or about August 17, 2018, replace the BlackRock iShares Alternative Strategies Division row with the following:

BlackRock iShares Alternative Strategies Division (no longer available to new investors with an application signature dated on or after August 17, 2018)

On or about August 31, 2018, delete the sections for BlackRock iShares Alternative Strategies Division.